CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2013 Parent Company [Member] CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY
Cost of revenues	$ (50,561)	(315,082)	(387,783)	(371,591)	0	0	(21)
Operating expenses
Selling and marketing	(8,886)	(55,375)	(56,437)	(56,831)	0	0	(29)
General and administrative	(10,615)	(66,153)	(77,585)	(86,748)	(5,694)	(7,475)	(11,596)
Research and development	(6,766)	(42,162)	(37,629)	(44,771)	0	0	(32)
Other income, net	2,446	15,241	3,852	5,120	296	1,595	0
Loss from operations					(5,398)	(5,880)	(11,678)
Equity in earnings of unconsolidated subsidiaries					13,044	4,446	(11,402)
Interest income	285	1,776	2,547	1,771	0	0	1
Interest expense	(1,818)	(11,326)	(4,029)	(1,469)	(152)	0	0
Profit (loss) before income taxes	2,210	13,774	(923)	949	7,494	(1,434)	(23,079)
Income tax expense	(716)	(4,462)	(1,862)	(13,730)	0	0	0
Net profit (loss)	$ 1,494	9,312	(2,785)	(12,781)	7,494	(1,434)	(23,079)